Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2012 oz	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Estimate Of Fair Value Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 1 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value Inputs Level 3 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2011 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2010 South Africa [Member] Great Noligwa [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member] Fair Value, Measurements, Nonrecurring [Member] oz	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member] Estimate Of Fair Value Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member] Fair Value Inputs Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 South Africa [Member] Great Noligwa [Member] Carrying Reported Amount Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents						$ 892			$ 892
Marketable and non-marketable equity securities						71			69		2
Mandatory convertible bonds						(588)			(588)
Embedded derivative						(1)					(1)
Option component of convertible bonds						(9)					(9)
Items measured at fair value on a non-recurring basis [Abstract]
Items measured at fair value on a non-recurring basis								32		0		32		0
Total gain/(loss) on items measured at fair value on a non-recurring basis							(412)
Long-lived assets held and used [Abstract]
Long-lived assets held and used																			32	32	74
Total gain/(loss) on long-lived assets held and used															(42)	0	0	(42)
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Impairment, Real Pre Tax Rate [Percent]															13.00%			13.00%
Long-term real gold price estimate [Dollar per Ounce]	1,584	1,530	1,113															1,584
Proven and Probable Ore Reserves [Ounces]	74,100,000																	400,000
Long-lived assets abandoned [Abstract]
Long-lived assets abandoned								0
Total gain/(loss) on long-lived assets abandoned	(367)	(17)	(91)				(325)
Associates and equity accounted joint ventures [Abstract]
Associates and equity accounted joint ventures								0
Total gain/(loss) on associates and equity accounted joint ventures	(45)	(10)	(24)				(45)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)				103.90%
Fair value of bond excluding conversion feature (percent)				102.60%
Fair value of conversion feature (percent)				1.30%
Total issued bond value ($ million)					$ 732.5